Columbia Disciplined Growth Fund
Third Quarter Report
April 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Growth Fund, April 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.8%
Issuer	Shares	Value ($)
Communication Services 12.8%
Entertainment 1.6%
Playtika Holding Corp.	140,730	1,020,292
Spotify Technology SA(a)	11,108	3,115,128
Total		4,135,420
Interactive Media & Services 11.2%
Alphabet, Inc., Class A(a)	85,318	13,888,064
Meta Platforms, Inc., Class A	26,196	11,268,733
Pinterest, Inc., Class A(a)	95,991	3,210,899
Total		28,367,696
Total Communication Services		32,503,116
Consumer Discretionary 15.2%
Automobiles 1.2%
Tesla, Inc.(a)	17,242	3,160,114
Broadline Retail 5.0%
Amazon.com, Inc.(a)	72,487	12,685,225
Hotels, Restaurants & Leisure 2.8%
Booking Holdings, Inc.	1,572	5,426,591
Expedia Group, Inc.(a)	12,030	1,619,599
Total		7,046,190
Household Durables 2.2%
NVR, Inc.(a)	485	3,607,842
TopBuild Corp.(a)	5,194	2,101,856
Total		5,709,698
Specialty Retail 2.6%
Home Depot, Inc. (The)	986	329,541
Ross Stores, Inc.	3,469	449,409
TJX Companies, Inc. (The)	39,419	3,708,934
Williams-Sonoma, Inc.	7,302	2,094,067
Total		6,581,951
Textiles, Apparel & Luxury Goods 1.4%
Deckers Outdoor Corp.(a)	4,296	3,516,147
Total Consumer Discretionary		38,699,325
Consumer Staples 3.9%
Consumer Staples Distribution & Retail 0.9%
Target Corp.	14,450	2,326,161
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.9%
Kimberly-Clark Corp.	36,058	4,922,999
Procter & Gamble Co. (The)	14,435	2,355,792
Total		7,278,791
Tobacco 0.1%
Altria Group, Inc.	8,469	371,027
Total Consumer Staples		9,975,979
Energy 0.2%
Oil, Gas & Consumable Fuels 0.2%
APA Corp.	17,153	539,290
Total Energy		539,290
Financials 5.9%
Banks 0.5%
First Citizens BancShares Inc., Class A	869	1,465,794
Capital Markets 0.5%
XP, Inc., Class A	60,357	1,235,508
Financial Services 2.7%
Equitable Holdings, Inc.	36,076	1,331,565
Fiserv, Inc.(a)	3,265	498,468
MasterCard, Inc., Class A	2,657	1,198,838
Visa, Inc., Class A	14,270	3,833,065
Total		6,861,936
Insurance 2.2%
Brown & Brown, Inc.	5,702	464,941
Marsh & McLennan Companies, Inc.	23,900	4,766,377
Willis Towers Watson PLC	1,450	364,153
Total		5,595,471
Total Financials		15,158,709
Health Care 10.0%
Biotechnology 2.8%
AbbVie, Inc.	20,428	3,322,410
Amgen, Inc.	2,930	802,644
BioMarin Pharmaceutical, Inc.(a)	4,805	388,052
Regeneron Pharmaceuticals, Inc.(a)	726	646,619

Columbia Disciplined Growth Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sarepta Therapeutics, Inc.(a)	2,371	300,311
Vertex Pharmaceuticals, Inc.(a)	4,441	1,744,469
Total		7,204,505
Health Care Equipment & Supplies 1.9%
Abbott Laboratories	35,542	3,766,386
Align Technology, Inc.(a)	1,703	480,893
ResMed, Inc.	2,409	515,502
Total		4,762,781
Health Care Providers & Services 1.7%
Cardinal Health, Inc.	37,533	3,867,400
Humana, Inc.	1,297	391,811
Total		4,259,211
Life Sciences Tools & Services 1.7%
Agilent Technologies, Inc.	31,570	4,326,353
Pharmaceuticals 1.9%
Eli Lilly & Co.	2,543	1,986,337
Jazz Pharmaceuticals PLC(a)	18,951	2,098,823
Merck & Co., Inc.	6,094	787,467
Total		4,872,627
Total Health Care		25,425,477
Industrials 5.9%
Building Products 0.8%
Advanced Drainage Systems, Inc.	4,620	725,340
AO Smith Corp.	15,335	1,270,351
Total		1,995,691
Commercial Services & Supplies 1.4%
Cintas Corp.	5,358	3,527,386
Ground Transportation 0.5%
Uber Technologies, Inc.(a)	11,257	746,002
Union Pacific Corp.	1,770	419,773
Total		1,165,775
Machinery 2.6%
Allison Transmission Holdings, Inc.	59,714	4,391,965
Caterpillar, Inc.	7,027	2,351,023
Total		6,742,988
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 0.6%
Automatic Data Processing, Inc.	2,205	533,367
Paychex, Inc.	9,339	1,109,567
Total		1,642,934
Total Industrials		15,074,774
Information Technology 43.1%
Communications Equipment 1.7%
Arista Networks, Inc.(a)	17,497	4,489,030
Semiconductors & Semiconductor Equipment 13.6%
Advanced Micro Devices, Inc.(a)	25,997	4,117,405
Applied Materials, Inc.	16,765	3,330,367
Broadcom, Inc.	3,405	4,427,419
Lam Research Corp.	1,322	1,182,410
Lattice Semiconductor Corp.(a)	18,579	1,274,519
NVIDIA Corp.	19,523	16,868,263
QUALCOMM, Inc.	20,642	3,423,476
Total		34,623,859
Software 18.3%
Adobe, Inc.(a)	3,240	1,499,569
Crowdstrike Holdings, Inc., Class A(a)	12,533	3,666,404
DocuSign, Inc.(a)	43,964	2,488,362
Dropbox, Inc., Class A(a)	62,581	1,449,376
Fortinet, Inc.(a)	66,711	4,214,801
Microsoft Corp.	64,778	25,220,019
Nutanix, Inc., Class A(a)	6,300	382,410
Salesforce, Inc.	4,326	1,163,435
ServiceNow, Inc.(a)	6,134	4,252,886
Zscaler, Inc.(a)	13,350	2,308,749
Total		46,646,011
Technology Hardware, Storage & Peripherals 9.5%
Apple, Inc.(b)	124,752	21,249,008
NetApp, Inc.	28,999	2,963,988
Total		24,212,996
Total Information Technology		109,971,896
Materials 0.8%
Construction Materials 0.8%
Eagle Materials, Inc.	8,443	2,116,745
Total Materials		2,116,745
Columbia Disciplined Growth Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Disciplined Growth Fund, April 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Specialized REITs 1.0%
SBA Communications Corp.	13,271	2,469,999
Total Real Estate		2,469,999
Total Common Stocks (Cost $141,772,980)		251,935,310

Money Market Funds 1.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.485%(c),(d)	2,979,300	2,978,406
Total Money Market Funds (Cost $2,978,257)		2,978,406
Total Investments in Securities (Cost: $144,751,237)		254,913,716
Other Assets & Liabilities, Net		(23,125)
Net Assets		254,890,591
At April 30, 2024, securities and/or cash totaling $366,210 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	12	06/2024	USD	3,040,200	—	(59,109)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2024.
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.485%
	2,422,587	24,663,435	(24,107,577)	(39)	2,978,406	64	153,203	2,979,300
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Disciplined Growth Fund  | Third Quarter Report 2024

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3QT178_07_P01_(06/24)